Organization (Tables)	12 Months Ended
Dec. 31, 2021
Organization
Schedule of company's major subsidiaries, consolidated VIE and the subsidiary of the VIE

As of December 31, 2021, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited (“Walnut HK”)	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd. (“Hangzhou Weimi” or the “WFOE”)	May 28, 2015	PRC	100%	—	Technology research and development
Walnut Street (Shanghai) Information Technology Co., Ltd. (“Walnut Shanghai”)	January 25,2018	PRC	100%	—	Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd. (“Xinzhijiang”)	April 25, 2018	PRC	100%	—	E-commerce platform
Shanghai Yucan Information Technology Co., Ltd.	September 14, 2020	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. (“Hangzhou Aimi” or the “VIE”)	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd. (“Shanghai Xunmeng”)	January 9, 2014	PRC	—	100%	E-commerce platform

Schedule of financial information for the VIE before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	3,593,192	2,430,440	381,389
Restricted cash	52,148,852	59,402,079	9,321,482
Receivables from online payment platforms	726,063	668,953	104,973
Short-term investments	7,026,442	12,306,340	1,931,133
Amounts due from related parties (i)	3,999,612	4,198,391	658,819
Amounts due from Group companies	9,932,418	40,425,872	6,343,701
Prepayments and other current assets	4,062,849	1,330,772	208,827
Total current assets	81,489,428	120,762,847	18,950,324

Non-current assets
Property, equipment and software, net	186,403	2,116,566	332,135
Intangible asset	—	27,163	4,262
Right-of-use assets	468,387	417,455	65,508
Deferred tax assets	—	19,908	3,124
Other non-current assets	4,380,476	5,300,938	831,833
Total non-current assets	5,035,266	7,882,030	1,236,862
Total assets	86,524,694	128,644,877	20,187,186

	As of December 31,
	2020	2021
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to related parties (i)	3,385,863	1,962,029	307,885
Amounts due to Group companies	9,759,506	27,978,153	4,390,383
Customer advances and deferred revenues	2,422,907	1,158,738	181,831
Payable to merchants	53,417,259	61,947,517	9,720,917
Accrued expenses and other liabilities	6,999,827	9,360,166	1,468,814
Merchant deposits	10,926,319	13,360,409	2,096,540
Short-term borrowings	1,866,316	—	—
Lease liabilities	134,131	138,667	21,760
Total current liabilities	88,912,128	115,905,679	18,188,130
Lease liabilities	366,834	305,068	47,872
Deferred tax liabilities	—	19,217	3,016
Total non-current liabilities	366,834	324,285	50,888
Total liabilities	89,278,962	116,229,964	18,239,018

1.	Organization (Continued)

The VIE agreements (Continued)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net revenues from
Group companies	2,244,429	12,602,673	22,136,726	3,473,735
External	17,630,903	38,749,188	55,740,613	8,746,919
Net revenues	19,875,332	51,351,861	77,877,339	12,220,654
Net (loss)/income	(3,611,656)	2,552,665	15,169,180	2,380,375
(i)	Information with respect to related parties is discussed in Note 18.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash generated from operating activities	11,139,572	29,379,799	34,365,025	5,392,622
Net cash used in investing activities	(5,249,046)	(11,802,074)	(26,828,581)	(4,209,990)
Net cash generated from/(used in) financing activities	4,546,481	7,818,632	(1,445,969)	(226,904)
Net increase in cash, cash equivalents and restricted cash	10,437,007	25,396,357	6,090,475	955,728